Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Intrinsic Opportunities Fund

April 30, 2021

ZTO-QTLY-0621
1.9881588.104

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	315	$18,204
Entertainment - 0.0%
GAMEVIL, Inc. (a)	7	265
Interactive Media & Services - 0.7%
Cars.com, Inc. (a)	2,327	30,740
Dip Corp.	1,996	55,155
JOYY, Inc. ADR	2,057	195,538
Zappallas, Inc. (a)	4,564	22,926
ZIGExN Co. Ltd.	7,000	25,556
		329,915
Media - 2.5%
AMC Networks, Inc. Class A (a)	535	26,900
Cogeco Communications, Inc.	65	6,174
Comcast Corp. Class A	11,935	670,150
Corus Entertainment, Inc. Class B (non-vtg.)	710	3,396
Discovery Communications, Inc.:
Class A (a)(b)	4,069	153,239
Class C (non-vtg.) (a)	4,713	152,277
DISH Network Corp. Class A (a)	481	21,544
DMS, Inc.	664	8,409
F@N Communications, Inc.	1,290	4,603
Gendai Agency, Inc.	1,954	5,185
Gray Television, Inc.	100	2,032
Hyundai HCN	5,719	23,218
Hyve Group PLC (a)	676	1,119
Ipsos SA	7	291
Nippon BS Broadcasting Corp.	415	4,116
Nippon Television Network Corp.	573	7,497
Omnicom Group, Inc.	399	32,822
Pico Far East Holdings Ltd.	17,939	3,164
Proto Corp.	200	2,126
Television Broadcasts Ltd.	2,700	2,955
Trenders, Inc.	409	2,395
ViacomCBS, Inc. Class B	650	26,663
WOWOW INC.	925	22,514
		1,182,789
Wireless Telecommunication Services - 0.5%
KDDI Corp.	4,248	128,415
Okinawa Cellular Telephone Co.	1,799	81,481
		209,896

TOTAL COMMUNICATION SERVICES		1,741,069

CONSUMER DISCRETIONARY - 20.9%
Auto Components - 6.7%
Adient PLC (a)	6,665	308,856
ASTI Corp.	507	10,067
Burelle SA	6	6,434
Cooper-Standard Holding, Inc. (a)	2,401	69,725
DaikyoNishikawa Corp.	6,299	43,400
DongAh Tire & Rubber Co. Ltd.	39	419
DTR Automotive Corp.	97	2,797
Eagle Industry Co. Ltd.	700	7,436
Fukoku Co. Ltd.	548	3,971
G-Tekt Corp.	9,911	126,325
Gentex Corp.	913	32,119
Hi-Lex Corp.	737	11,241
Hyundai Mobis	2,521	608,676
IJTT Co. Ltd.	6,075	30,572
INFAC Corp.	1,186	10,584
Lear Corp.	5,800	1,066,272
Linamar Corp.	9,043	529,933
Murakami Corp.	65	1,876
Piolax, Inc.	1,100	14,997
Plastic Omnium SA	2,565	86,222
Seoyon Co. Ltd.	1,596	27,331
Seoyon E-Hwa Co., Ltd.	2,948	23,251
Stanley Electric Co. Ltd.	300	8,592
Strattec Security Corp. (a)	226	9,921
TBK Co. Ltd.	400	1,512
The Furukawa Battery Co. Ltd.	244	3,608
Topre Corp.	891	11,895
TPR Co. Ltd.	2,935	42,082
Yorozu Corp.	6,077	65,836
		3,165,950
Distributors - 0.1%
Doshisha Co. Ltd.	1,385	23,318
Harima-Kyowa Co. Ltd.	349	5,531
Nakayamafuku Co. Ltd.	537	2,359
Yagi & Co. Ltd.	1,719	22,744
Yamae Hisano Co.	137	1,297
		55,249
Diversified Consumer Services - 0.6%
Cross-Harbour Holdings Ltd.	4,335	7,367
Heian Ceremony Service Co. Ltd.	1,332	10,689
Kukbo Design Co. Ltd.	924	18,922
MegaStudy Co. Ltd.	2,610	31,392
MegaStudyEdu Co. Ltd.	3,766	194,988
Multicampus Co. Ltd.	135	4,056
Tsukada Global Holdings, Inc. (a)	3,545	10,996
		278,410
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	333	3,037
Kura Sushi, Inc.	328	11,495
The Restaurant Group PLC (a)	64,118	106,260
		120,792
Household Durables - 2.9%
Ace Bed Co. Ltd.	883	33,519
Avantia Co. Ltd.	2,838	23,553
Bellway PLC	421	21,001
Cuckoo Holdings Co. Ltd.	102	12,815
Emak SpA	3,041	5,082
FJ Next Co. Ltd.	3,649	34,056
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	23,167	214,403
Hamilton Beach Brands Holding Co.:
Class A	398	7,761
Class B (a)	104	2,028
Helen of Troy Ltd. (a)	1,282	270,771
Iida Group Holdings Co. Ltd.	257	6,262
Mohawk Industries, Inc. (a)	2,100	431,550
Open House Co. Ltd.	247	10,272
Pressance Corp.	1,710	25,159
Q.E.P. Co., Inc.	25	740
Sanei Architecture Planning Co. Ltd.	738	13,039
Taylor Morrison Home Corp. (a)	8,438	263,350
		1,375,361
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	252	2,991
CROOZ, Inc. (a)	100	1,919
Danawa Co. Ltd.	107	2,918
Hyundai Home Shopping Network Corp.	7	493
Moneysupermarket.com Group PLC	4,962	18,722
NS Shopping Co. Ltd.	30	337
		27,380
Leisure Products - 0.1%
Mars Group Holdings Corp.	2,028	29,244
Multiline Retail - 0.3%
Big Lots, Inc.	400	27,576
Grazziotin SA	880	5,495
Lifestyle China Group Ltd. (a)	26,833	4,491
Lifestyle International Holdings Ltd. (a)	41,259	33,516
Macy's, Inc.	2,711	44,948
Ryohin Keikaku Co. Ltd.	206	4,335
Treasure Factory Co. Ltd.	3,031	29,869
Watts Co. Ltd.	186	1,518
		151,748
Specialty Retail - 8.0%
ABC-MART, Inc.	45	2,409
Arcland Sakamoto Co. Ltd.	1,295	17,691
AT-Group Co. Ltd.	3,334	50,884
AutoNation, Inc. (a)	553	56,671
Bed Bath & Beyond, Inc.	1,577	39,930
Best Buy Co., Inc.	686	79,761
Foot Locker, Inc.	6,401	377,531
Fuji Corp.	4,198	49,781
Genesco, Inc. (a)	1,061	53,050
Goldlion Holdings Ltd.	20,919	4,955
Guess?, Inc.	13,900	375,856
Handsman Co. Ltd.	2,831	43,673
Hibbett Sports, Inc. (a)	3,375	268,144
Hour Glass Ltd.	48,700	34,583
JB Hi-Fi Ltd.	980	34,939
JD Sports Fashion PLC (a)	101,894	1,292,379
K's Holdings Corp.	5,955	81,351
Ku Holdings Co. Ltd.	2,382	21,163
Leon's Furniture Ltd.	740	13,263
Lookers PLC (a)	3,142	2,864
Mandarake, Inc.	100	491
Nafco Co. Ltd.	200	4,044
Nitori Holdings Co. Ltd.	160	28,709
Nojima Co. Ltd.	83	2,070
Oriental Watch Holdings Ltd.	14,897	5,753
Padini Holdings Bhd	5,800	4,107
Sacs Bar Holdings, Inc.	789	4,490
Sally Beauty Holdings, Inc. (a)	7,476	150,043
Samse SA	132	29,597
Silvano Fashion Group A/S (a)	7	14
SuperGroup PLC (a)	326	1,265
T-Gaia Corp.	67	1,148
The Buckle, Inc.	4,065	170,486
Tokatsu Holdings Co. Ltd.	494	2,016
Truworths International Ltd.	228	757
Urban Outfitters, Inc. (a)	6,266	224,949
Vita Group Ltd.	18	12
Williams-Sonoma, Inc.	1,419	242,294
		3,773,123
Textiles, Apparel & Luxury Goods - 1.9%
Best Pacific International Holdings Ltd.	104,023	30,399
Capri Holdings Ltd. (a)	6,757	372,176
Embry Holdings Ltd.	1,000	175
Fossil Group, Inc. (a)	8,604	110,992
Gildan Activewear, Inc.	618	21,449
Grendene SA	300	451
Hagihara Industries, Inc.	604	7,837
Magni-Tech Industries Bhd	23,619	13,322
PVH Corp.	485	54,892
Sakai Ovex Co. Ltd.	797	21,622
Sitoy Group Holdings Ltd.	19,000	1,223
Tapestry, Inc.	4,063	194,415
Ted Baker PLC (a)	15,620	35,443
Texwinca Holdings Ltd.	2,000	458
Youngone Holdings Co. Ltd.	176	7,499
Yue Yuen Industrial (Holdings) Ltd.	3,050	7,657
		880,010

TOTAL CONSUMER DISCRETIONARY		9,857,267

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
A.G. Barr PLC (a)	1,395	9,787
Asahi Group Holdings	1,663	69,463
Britvic PLC	23,765	289,642
C&C Group PLC (United Kingdom) (a)	663	2,712
Jinro Distillers Co. Ltd.	1,855	52,999
Lucas Bols BV (a)(c)	192	2,728
Olvi PLC (A Shares)	404	25,597
Spritzer Bhd	200	108
Willamette Valley Vineyards, Inc. (a)	3	39
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	20,922	41,856
		494,931
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	300	10,192
Amsterdam Commodities NV	2,240	55,611
Belc Co. Ltd.	100	5,298
Daiichi Co. Ltd.	631	4,960
Genky DrugStores Co. Ltd.	1,504	45,757
Halows Co. Ltd.	280	7,512
MARR SpA	2,727	61,014
Nihon Chouzai Co. Ltd.	239	3,871
OM2 Network Co. Ltd.	657	7,695
Qol Holdings Co. Ltd.	331	4,152
Retail Partners Co. Ltd.	2,028	22,360
Satoh & Co. Ltd.	108	1,476
Satsudora Holdings Co. Ltd.	1,195	24,930
Shoei Foods Corp.	22	809
Valor Holdings Co. Ltd.	2,364	50,551
Walgreens Boots Alliance, Inc.	314	16,673
YAKUODO Holdings Co. Ltd.	529	11,423
		334,284
Food Products - 1.9%
Ajinomoto Malaysia Bhd	6,831	26,787
Armanino Foods of Distinction	3,237	10,035
Bell AG	173	53,989
Binggrea Co. Ltd.	10	554
Cal-Maine Foods, Inc. (a)	492	18,381
Carr's Group PLC	15,269	32,896
Cranswick PLC	1,492	76,858
Delfi Ltd.	49,774	32,728
Delsole Corp.	614	2,691
Fresh Del Monte Produce, Inc.	5,262	148,388
Ingredion, Inc.	2,702	252,394
Kaneko Seeds Co. Ltd.	432	6,210
Kaveri Seed Co. Ltd.	527	4,301
Lassonde Industries, Inc. Class A (sub. vtg.)	120	19,132
LDC SA	52	5,989
London Biscuits Bhd (a)(d)	3,375	16
Origin Enterprises PLC	1,809	8,439
Pickles Corp.	318	9,791
Prima Meat Packers Ltd.	4,246	134,035
S Foods, Inc.	1,434	42,643
Thai President Foods PCL	364	2,273
Thai Wah PCL	300	54
Toyo Sugar Refining Co. Ltd.	631	6,899
Tyson Foods, Inc. Class A	48	3,718
Valsoia SpA	42	793
		899,994
Household Products - 0.0%
Transaction Co. Ltd.	819	9,742
Personal Products - 0.2%
Hengan International Group Co. Ltd.	13,684	88,699
Herbalife Nutrition Ltd. (a)	100	4,577
		93,276
Tobacco - 0.2%
KT&G Corp.	1,133	83,485
Scandinavian Tobacco Group A/S (c)	1,461	26,596
		110,081

TOTAL CONSUMER STAPLES		1,942,308

ENERGY - 7.8%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	170	123
Bristow Group, Inc. (a)	1,024	27,095
Championx Corp. (a)	3,298	69,291
Geospace Technologies Corp. (a)	1,181	8,881
Liberty Oilfield Services, Inc. Class A (a)	2,269	26,547
Oil States International, Inc. (a)	7,565	42,440
Smart Sand, Inc. (a)	617	1,493
Solaris Oilfield Infrastructure, Inc. Class A	428	4,682
Subsea 7 SA	155	1,573
Tidewater, Inc. (a)	89	1,091
Tidewater, Inc. warrants 11/14/24 (a)	50	23
		183,239
Oil, Gas & Consumable Fuels - 7.4%
Alvopetro Energy Ltd. (a)	4,657	3,378
ARC Resources Ltd.	371	2,333
Baytex Energy Corp. (a)	13,387	15,901
Beach Energy Ltd.	4,064	3,992
Berry Petroleum Corp.	165	1,008
Birchcliff Energy Ltd.	24,409	61,958
Bonanza Creek Energy, Inc.	2,885	95,465
Bonterra Energy Corp.	617	1,767
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	1,182	4,808
(Canada)	21,769	169,491
China Petroleum & Chemical Corp.:
(H Shares)	757,665	373,685
sponsored ADR (H Shares)	152	7,477
CNOOC Ltd.	1,090	1,156
ConocoPhillips Co.	2,895	148,050
CONSOL Energy, Inc. (a)	534	4,689
Delek U.S. Holdings, Inc.	1,569	37,232
Denbury, Inc. warrants 9/18/23 (a)	92	1,907
Diamondback Energy, Inc.	224	18,308
EQT Corp. (a)	6,590	125,869
Equitrans Midstream Corp.	337	2,750
HollyFrontier Corp.	1,820	63,700
Imperial Oil Ltd.	2,871	82,920
International Seaways, Inc.	137	2,422
Marathon Oil Corp.	1,459	16,428
Motor Oil (HELLAS) Corinth Refineries SA	1,267	19,574
Murphy Oil Corp.	13,287	224,949
NACCO Industries, Inc. Class A	482	11,149
Oil & Natural Gas Corp. Ltd.	252,733	369,092
Oil India Ltd.	1,012	1,669
Ovintiv, Inc.	6,768	161,958
PDC Energy, Inc. (a)	1,390	50,749
Peyto Exploration & Development Corp.	21,608	94,227
S-Oil Corp.	27	2,103
San-Ai Oil Co. Ltd.	390	4,364
Sinopec Kantons Holdings Ltd.	14,943	5,752
Southwestern Energy Co. (a)	169,268	722,774
Star Petroleum Refining PCL	6,058	1,828
Thai Oil PCL (For. Reg.)	3,206	6,098
Total SA sponsored ADR	12,444	551,020
Tsakos Energy Navigation Ltd.	172	1,591
Unit Corp. warrants 9/3/27 (a)(d)	320	375
Whiting Petroleum Corp. warrants 9/1/24 (a)	880	3,177
World Fuel Services Corp.	891	27,559
		3,506,702

TOTAL ENERGY		3,689,941

FINANCIALS - 18.3%
Banks - 4.0%
Bar Harbor Bankshares	1,232	35,309
Camden National Corp.	101	4,820
Central Valley Community Bancorp	17	334
Citizens Financial Services, Inc.	34	2,083
Community Trust Bancorp, Inc.	90	4,010
Credit Agricole Atlantique Vendee	9	1,158
East West Bancorp, Inc.	2,900	220,835
F & M Bank Corp.	641	18,429
First Hawaiian, Inc.	270	7,414
Gunma Bank Ltd.	19,311	63,080
Hirogin Holdings, Inc.	4,082	22,522
NIBC Holding NV (c)	2,281	19,196
Nordea Bank ABP (Stockholm Stock Exchange)	69	715
OFG Bancorp	6,318	149,673
Ogaki Kyoritsu Bank Ltd.	100	1,797
San ju San Financial Group, Inc.	804	9,527
Sbanken ASA (c)	1,777	22,116
Shinsei Bank Ltd.	2,503	36,438
Sparebank 1 Oestlandet	3,151	43,911
Sumitomo Mitsui Financial Group, Inc.	11,784	413,957
Texas Capital Bancshares, Inc. (a)	518	35,550
The Keiyo Bank Ltd.	1,772	6,729
The San-In Godo Bank Ltd.	6,537	29,966
Unicaja Banco SA (c)	25,228	24,886
Van Lanschot NV (Bearer)	55	1,610
Wells Fargo & Co.	14,459	651,378
Yamaguchi Financial Group, Inc.	5,982	35,304
		1,862,747
Capital Markets - 0.3%
ABG Sundal Collier ASA	1,023	1,045
CI Financial Corp.	3,768	60,575
Diamond Hill Investment Group, Inc.	100	17,100
Franklin Resources, Inc.	111	3,330
GAMCO Investors, Inc. Class A	516	10,155
Lazard Ltd. Class A	878	39,501
		131,706
Consumer Finance - 5.8%
Aeon Credit Service (Asia) Co. Ltd.	32,992	22,086
Cash Converters International Ltd.	36,676	6,498
Discover Financial Services	10,414	1,187,196
Navient Corp.	3,556	59,847
Santander Consumer U.S.A. Holdings, Inc.	3,285	111,493
Synchrony Financial	31,225	1,365,782
		2,752,902
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	2,038	135,568
Mizuho Leasing Co. Ltd.	793	23,691
NICE Holdings Co. Ltd.	1,223	21,107
Payfare, Inc. (a)	1,100	6,712
Ricoh Leasing Co. Ltd.	3,575	113,344
Tokyo Century Corp.	3,937	243,158
		543,580
Insurance - 6.9%
AFLAC, Inc.	18,810	1,010,661
ASR Nederland NV	3,392	148,481
Db Insurance Co. Ltd.	5,492	240,399
Genworth Financial, Inc. Class A (a)	40,741	176,001
Hyundai Fire & Marine Insurance Co. Ltd.	2,097	45,661
Lincoln National Corp.	1,537	98,568
MetLife, Inc.	11,231	714,629
National Western Life Group, Inc.	94	21,554
NN Group NV	6,815	340,597
Power Corp. of Canada (sub. vtg.)	1,975	57,523
Principal Financial Group, Inc.	699	44,645
Prudential Financial, Inc.	1,103	110,697
Reinsurance Group of America, Inc.	1,776	231,821
Talanx AG	650	27,414
		3,268,651
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	3,774	23,654
Genworth Mortgage Insurance Ltd. (a)	16,022	33,819
Hingham Institution for Savings	28	8,516
		65,989

TOTAL FINANCIALS		8,625,575

HEALTH CARE - 19.7%
Biotechnology - 5.5%
Amgen, Inc.	4,000	958,560
Biogen, Inc. (a)	260	69,506
Cell Biotech Co. Ltd.	1,403	23,649
Essex Bio-Technology Ltd.	9,280	6,714
Gilead Sciences, Inc.	3,000	190,410
Regeneron Pharmaceuticals, Inc. (a)	423	203,590
United Therapeutics Corp. (a)	5,776	1,164,211
		2,616,640
Health Care Equipment & Supplies - 0.6%
Fukuda Denshi Co. Ltd.	2,302	183,039
Medikit Co. Ltd.	210	6,206
Meridian Bioscience, Inc. (a)	107	2,095
Nakanishi, Inc.	1,007	20,658
Paramount Bed Holdings Co. Ltd.	440	8,736
St.Shine Optical Co. Ltd.	4,192	48,228
Value Added Technology Co. Ltd.	419	11,409
Vieworks Co. Ltd.	56	1,883
		282,254
Health Care Providers & Services - 12.3%
Anthem, Inc.	7,548	2,863,638
Centene Corp. (a)	393	24,264
CVS Health Corp.	10,920	834,288
EBOS Group Ltd.	1,425	30,337
Humana, Inc.	1,262	561,893
Laboratory Corp. of America Holdings (a)	678	180,260
MEDNAX, Inc. (a)	144	3,790
Saint-Care Holding Corp.	1,674	18,043
Tokai Corp.	1,373	30,214
Uchiyama Holdings Co. Ltd.	1,706	5,682
UnitedHealth Group, Inc.	2,519	1,004,577
Universal Health Services, Inc. Class B	1,689	250,664
		5,807,650
Health Care Technology - 0.0%
Schrodinger, Inc. (a)	246	18,755
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	152	32,976
Pharmaceuticals - 1.2%
Apex Healthcare Bhd	8,041	5,674
Biofermin Pharmaceutical Co. Ltd.	330	9,037
Bristol-Myers Squibb Co.	1,705	106,426
Daito Pharmaceutical Co. Ltd.	923	29,306
Dawnrays Pharmaceutical Holdings Ltd.	92,252	18,883
DongKook Pharmaceutical Co. Ltd.	1,424	36,100
Genomma Lab Internacional SA de CV (a)	6,914	6,908
Jazz Pharmaceuticals PLC (a)	815	133,986
Korea United Pharm, Inc.	115	5,389
Lee's Pharmaceutical Holdings Ltd.	56,172	34,711
Luye Pharma Group Ltd. (c)	10,874	6,607
Nippon Chemiphar Co. Ltd.	183	3,791
PT Tempo Scan Pacific Tbk	300	31
Sanofi SA sponsored ADR	706	36,973
Taro Pharmaceutical Industries Ltd. (a)	969	71,725
Towa Pharmaceutical Co. Ltd.	1,632	33,778
Vivimed Labs Ltd. (a)	200	92
Zhaoke Ophthalmology Ltd. (a)(c)	5,355	8,617
		548,034

TOTAL HEALTH CARE		9,306,309

INDUSTRIALS - 10.1%
Aerospace & Defense - 0.2%
Huntington Ingalls Industries, Inc.	324	68,792
Magellan Aerospace Corp.	634	5,468
Moog, Inc. Class A	38	3,289
SIFCO Industries, Inc. (a)	25	352
Vectrus, Inc. (a)	132	6,910
		84,811
Air Freight & Logistics - 0.1%
AIT Corp.	3,116	30,051
CTI Logistics Ltd.	304	197
Hub Group, Inc. Class A (a)	26	1,709
Onelogix Group Ltd. (a)	2,727	432
SBS Co. Ltd.	973	23,895
		56,284
Building Products - 0.3%
Apogee Enterprises, Inc.	130	4,567
InnoTec TSS AG	33	506
KVK Corp.	109	2,149
Nihon Dengi Co. Ltd.	1,126	40,696
Nihon Flush Co. Ltd.	1,701	19,408
Noda Corp.	1,158	8,847
Sekisui Jushi Corp.	2,836	54,961
		131,134
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd (a)	17,831	10,275
Civeo Corp. (a)	580	9,582
Loomis AB (B Shares)	260	8,535
Matsuda Sangyo Co. Ltd.	374	7,604
Mitie Group PLC (a)	24,897	21,352
Secom Joshinetsu Co. Ltd.	45	1,606
VSE Corp.	2,162	93,290
		152,244
Construction & Engineering - 0.5%
Boustead Projs. Pte Ltd.	8,376	6,672
Boustead Singapore Ltd.	39,761	30,177
Dai-Dan Co. Ltd.	107	2,672
Geumhwa PSC Co. Ltd.	1	29
Hokuriku Electrical Construction Co. Ltd.	422	4,394
Kawasaki Setsubi Kogyo Co. Ltd.	383	1,489
Meisei Industrial Co. Ltd.	2,777	19,438
Mirait Holdings Corp.	109	1,761
Nippon Rietec Co. Ltd.	3,341	53,345
Raiznext Corp.	6,304	66,391
Seikitokyu Kogyo Co. Ltd.	2,458	19,544
Shinnihon Corp.	100	772
Sumitomo Densetsu Co. Ltd.	856	18,155
Totetsu Kogyo Co. Ltd.	952	22,012
Watanabe Sato Co. Ltd.	78	2,138
		248,989
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,512	280,506
Aichi Electric Co. Ltd.	574	14,443
AQ Group AB	2,796	118,901
Canare Electric Co. Ltd.	258	4,150
Hammond Power Solutions, Inc. Class A	771	6,950
Iwabuchi Corp.	20	1,065
Sensata Technologies, Inc. PLC (a)	257	14,839
Terasaki Electric Co. Ltd.	170	1,885
		442,739
Industrial Conglomerates - 0.1%
Mytilineos SA	2,938	54,714
Reunert Ltd.	205	687
		55,401
Machinery - 0.8%
Conrad Industries, Inc. (a)	1	14
Crane Co.	45	4,233
Daihatsu Diesel Manufacturing Co. Ltd.	900	4,101
Daiwa Industries Ltd.	3,863	39,340
Estic Corp.	221	9,989
Fujimak Corp.	3,229	22,218
Fukushima Industries Corp.	262	9,637
Haitian International Holdings Ltd.	2,154	8,777
Hillenbrand, Inc.	78	3,829
Hokuetsu Industries Co. Ltd.	320	3,104
Hosokawa Micron Corp.	212	12,066
Hy-Lok Corp.	413	7,072
Ihara Science Corp.	463	7,219
Koike Sanso Kogyo Co. Ltd.	72	1,485
Krones AG	22	1,918
Nakanishi Manufacturing Co. Ltd.	536	5,356
Nansin Co. Ltd.	628	3,385
Park-Ohio Holdings Corp.	102	3,704
Sakura Rubber Co. Ltd.	100	3,665
Sansei Co. Ltd.	2,505	11,369
Semperit AG Holding	1,337	60,599
SIMPAC, Inc.	8,321	34,898
Snap-On, Inc.	105	24,948
Teikoku Sen-I Co. Ltd.	1,824	34,214
The Hanshin Diesel Works Ltd.	78	1,307
TK Group Holdings Ltd.	132,549	58,018
Tocalo Co. Ltd.	936	12,718
Yamada Corp.	171	3,780
		392,963
Marine - 0.1%
Japan Transcity Corp.	5,107	23,178
Professional Services - 0.8%
ABIST Co. Ltd.	611	16,498
Akka Technologies SA (a)	2,297	65,560
Altech Corp.	537	9,857
Barrett Business Services, Inc.	8	587
Benext-Yumeshin Group Co.	255	3,325
Bertrandt AG	648	35,876
Career Design Center Co. Ltd.	403	3,868
en-japan, Inc.	900	27,299
Gakujo Co. Ltd.	278	3,531
Hays PLC (a)	1,620	3,656
JAC Recruitment Co. Ltd.	1,229	19,117
Kelly Services, Inc. Class A (non-vtg.) (a)	130	3,257
McMillan Shakespeare Ltd.	9,084	77,676
NOMURA Co. Ltd.	533	3,877
Quick Co. Ltd.	1,674	18,978
Robert Half International, Inc.	357	31,277
SHL-JAPAN Ltd.	449	11,672
TrueBlue, Inc. (a)	836	23,659
WDB Holdings Co. Ltd.	338	7,212
		366,782
Road & Rail - 0.9%
Autohellas SA	9,085	76,457
Daqin Railway Co. Ltd. (A Shares)	142,571	151,524
Hamakyorex Co. Ltd.	479	13,477
Higashi Twenty One Co. Ltd.	186	1,060
NANSO Transport Co. Ltd.	356	3,811
Nikkon Holdings Co. Ltd.	1,490	31,180
Ryder System, Inc.	52	4,152
SENKO Co. Ltd.	2,627	24,157
Shin-Keisei Electric Railway Co. Ltd.	75	1,483
STEF-TFE Group	648	72,608
Tohbu Network Co. Ltd.	278	2,460
Utoc Corp.	5,755	27,277
		409,646
Trading Companies & Distributors - 5.0%
Bergman & Beving AB (B Shares)	2,213	33,827
Canox Corp.	1,394	10,969
Chori Co. Ltd.	3,108	42,657
Daiichi Jitsugyo Co. Ltd.	52	2,003
Green Cross Co. Ltd.	1,200	10,541
Hanwa Co. Ltd.	754	22,388
HERIGE	169	7,721
Houston Wire & Cable Co. (a)	5,528	29,022
Howden Joinery Group PLC	636	7,104
iMarketKorea, Inc.	7	76
Itochu Corp.	54,368	1,695,362
Kamei Corp.	7,199	73,775
Lumax International Corp. Ltd.	4,164	10,967
Meiwa Corp.	1,600	6,852
Mitani Shoji Co. Ltd.	2,258	147,104
Mitsubishi Corp.	4,758	131,477
Momentum Group AB (B Shares)	1,846	42,958
MSC Industrial Direct Co., Inc. Class A	53	4,778
Narasaki Sangyo Co. Ltd.	89	1,669
Nishikawa Keisoku Co. Ltd.	37	1,600
Rasa Corp.	541	4,445
Sanyo Trading Co. Ltd.	520	5,082
Shinsho Corp.	250	5,147
Totech Corp.	249	6,673
Yamazen Co. Ltd.	176	1,572
Yuasa Trading Co. Ltd.	2,427	65,955
		2,371,724
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	7,299	5,121
Isewan Terminal Service Co. Ltd.	677	4,417
Meiko Transportation Co. Ltd.	148	1,610
Qingdao Port International Co. Ltd. (H Shares) (c)	59,918	36,871
		48,019

TOTAL INDUSTRIALS		4,783,914

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.0%
HF Co. (a)	651	5,400
Electronic Equipment & Components - 1.1%
Avnet, Inc.	309	13,571
Daido Signal Co. Ltd.	848	5,043
Elematec Corp.	1,942	21,838
HAGIAWARA ELECTRIC Co. Ltd.	1,274	30,215
Kingboard Chemical Holdings Ltd.	24,094	142,683
Lacroix SA	163	9,093
Makus, Inc.	890	4,719
PAX Global Technology Ltd.	31,814	35,141
Redington India Ltd. (a)	29,297	70,597
Riken Kieki Co. Ltd.	1,978	50,350
Simplo Technology Co. Ltd.	4,802	64,439
SYNNEX Corp.	151	18,301
Thinking Electronic Industries Co. Ltd.	4,827	31,783
		497,773
IT Services - 3.4%
Amdocs Ltd.	2,300	176,502
Avant Corp.	1,220	19,892
Cielo SA	8,843	5,616
Concentrix Corp. (a)	204	31,698
Dimerco Data System Corp.	1,115	2,913
DTS Corp.	1,838	43,137
E-Credible Co. Ltd.	1,065	20,238
eClerx Services Ltd.	287	4,828
Enea Data AB (a)	818	23,190
Estore Corp.	662	13,108
Future Corp.	2,536	47,058
IFIS Japan Ltd.	254	1,687
Korea Information & Communication Co. Ltd. (a)	936	7,466
Neurones	7	231
Nice Information & Telecom, Inc.	723	20,366
Persistent Systems Ltd.	1,413	38,892
Sopra Steria Group	1,184	220,352
TDC Soft, Inc.	296	2,882
Tessi SA (a)(b)	789	117,149
The Western Union Co.	31,900	821,744
		1,618,949
Semiconductors & Semiconductor Equipment - 0.2%
e-LITECOM Co. Ltd.	34	368
Miraial Co. Ltd.	2,155	26,442
Phison Electronics Corp.	2,512	54,294
		81,104
Software - 0.2%
Birlasoft Ltd. (a)	6,831	22,664
Cresco Ltd.	320	4,846
InfoVine Co. Ltd.	43	832
Jastec Co. Ltd.	303	3,482
KPIT Engineering Ltd. (a)	3,090	8,230
KSK Co., Ltd.	373	7,679
Sinosoft Tech Group Ltd.	9,956	2,320
System Research Co. Ltd.	796	14,618
Toho System Science Co. Ltd.	202	1,684
Uchida Esco Co. Ltd.	596	16,469
Zensar Technologies Ltd.	7,500	26,767
		109,591
Technology Hardware, Storage & Peripherals - 1.6%
Elecom Co. Ltd.	202	4,251
HP, Inc.	21,700	740,187
MCJ Co. Ltd.	1,182	10,750
		755,188

TOTAL INFORMATION TECHNOLOGY		3,068,005

MATERIALS - 3.9%
Chemicals - 2.7%
Air Water, Inc.	260	4,306
C. Uyemura & Co. Ltd.	720	49,607
Cabot Corp.	65	3,567
Chokwang Paint Ltd.	34	241
Daishin-Chemical Co. Ltd.	603	8,304
Fuso Chemical Co. Ltd.	717	25,848
Isamu Paint Co. Ltd.	52	1,594
K+S AG	316	3,505
Koatsu Gas Kogyo Co. Ltd.	537	3,390
Kuriyama Holdings Corp.	650	4,151
Nippon Soda Co. Ltd.	704	20,452
NOF Corp.	152	8,039
Nutrien Ltd.	43	2,374
Scientex Bhd	48,900	50,028
Scientex Bhd warrants 1/14/26 (a)	1,880	615
T&K Toka Co. Ltd.	963	6,679
Tae Kyung Industrial Co. Ltd.	3,050	18,846
The Mosaic Co.	25,366	892,376
Toho Acetylene Co. Ltd.	509	5,845
Tokuyama Corp.	71	1,605
Westlake Chemical Corp.	76	7,136
Yara International ASA	2,298	120,007
Yip's Chemical Holdings Ltd.	8,343	4,758
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	9,083	24,085
		1,267,358
Construction Materials - 0.1%
Buzzi Unicem SpA	1,303	34,793
Ibstock PLC (c)	766	2,336
Mitani Sekisan Co. Ltd.	778	27,122
Yotai Refractories Co. Ltd.	588	5,655
		69,906
Containers & Packaging - 0.3%
Mayr-Melnhof Karton AG	245	50,840
Packaging Corp. of America	33	4,872
The Pack Corp.	200	4,985
WestRock Co.	1,128	62,886
		123,583
Metals & Mining - 0.8%
ArcelorMittal SA Class A unit (a)	618	18,101
Castings PLC	51	266
Chubu Steel Plate Co. Ltd.	1,262	9,180
CI Resources Ltd.	16	12
CK-SAN-ETSU Co. Ltd.	325	10,795
Compania de Minas Buenaventura SA sponsored ADR (a)	980	9,526
Gatos Silver, Inc.	1,097	12,594
Mount Gibson Iron Ltd.	100,497	71,612
Newmont Corp.	100	6,241
Pacific Metals Co. Ltd.	1,751	34,783
Perenti Global Ltd.	81,459	68,400
Rio Tinto PLC sponsored ADR	357	30,366
St Barbara Ltd.	35,076	49,853
Teck Resources Ltd. Class B (sub. vtg.)	2,089	44,205
Warrior Metropolitan Coal, Inc.	405	6,419
		372,353

TOTAL MATERIALS		1,833,200

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc. (a)	178	33,448
Nisshin Group Holdings Co.	9,942	42,755
		76,203
UTILITIES - 2.7%
Electric Utilities - 2.3%
Companhia Paranaense de Energia-COPEL unit (a)	2,640	14,123
EVN AG	92	2,099
Exelon Corp.	1,682	75,589
Fjordkraft Holding ASA (c)	1,137	8,517
Holding Co. ADMIE IPTO SA	17	55
PG&E Corp. (a)	46,471	526,052
PPL Corp.	15,485	451,078
Public Power Corp. of Greece (a)	17	192
		1,077,705
Gas Utilities - 0.3%
Busan City Gas Co. Ltd.	469	26,422
China Resource Gas Group Ltd.	6,376	34,598
GAIL India Ltd.	24,968	46,258
Hokuriku Gas Co.	164	4,667
Seoul City Gas Co. Ltd.	356	31,994
Towngas China Co. Ltd.	12,220	6,025
YESCO Co. Ltd.	862	27,403
		177,367
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	1,702	41,682
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	300	92

TOTAL UTILITIES		1,296,846

TOTAL COMMON STOCKS
(Cost $34,781,268)		46,220,637

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	25	2,635
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	265	5,788
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	112

TOTAL INDUSTRIALS		5,900

UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-COPEL (PN-B)	8,389	9,668
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,581)		18,203

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.04% (e)	738,552	738,700
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	134,011	134,024
TOTAL MONEY MARKET FUNDS
(Cost $872,724)		872,724
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $35,669,573)		47,111,564
NET OTHER ASSETS (LIABILITIES) - 0.3%		119,669
NET ASSETS - 100%		$47,231,233

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $158,470 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$756
Total	$756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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